SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents
Period for which federal funds are generally sold	1 day
Mortgage Loans Held for Sale
Period within which the entity delivers to and receives funding from the investor	30 days
Loans and Allowance for Loan Losses
Threshold period past due for discontinuation of accrual of interest on impaired loans	90 days
Buildings | Maximum
Property and equipment
Estimated useful lives	39 years
Furniture, fixtures and equipment | Maximum
Property and equipment
Estimated useful lives	10 years